SCHEDULE OF NET REVENUES BY REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Net revenues	$ 1,173,398	$ 790,809	$ 2,168,529	$ 1,252,980	$ 2,478,736	$ 910,227
% change	48.00%		73.00%		172.00%
Sales returns and allowances					$ (77,479)	(28,707)
Sales Returns and Allowances [Member]
Product Information [Line Items]
Net revenues	$ (36,700)	(19,800)	$ (71,800)	(57,417)
% change	85.00%		25.00%
Distributors [Member]
Product Information [Line Items]
Net revenues	$ 219,790	414,937	$ 413,107	672,873	$ 895,850	438,745
% change	(47.00%)		(39.00%)		104.00%
Amazon [Member]
Product Information [Line Items]
Net revenues					$ 154,240	87,965
% change					75.00%
Online Sales [Member]
Product Information [Line Items]
Net revenues	$ 13,709	21,843	$ 22,316	40,047	$ 68,073	55,190
% change	(37.00%)		(44.00%)		23.00%
Retail [Member]
Product Information [Line Items]
Net revenues	$ 927,614	328,848	$ 1,719,015	509,130	$ 1,420,747	332,371
% change	182.00%		238.00%		327.00%
Shipping [Member]
Product Information [Line Items]
Net revenues	$ 4,420	5,725	$ 5,802	10,588	$ 17,305	24,663
% change	(23.00%)		(45.00%)		(30.00%)
Sales Return and Allowances [Member]
Product Information [Line Items]
% change					170.00%
Sales returns and allowances					$ (77,479)	(28,707)
Sales Return [Member]
Product Information [Line Items]
% change					170.00%
Hemp Energy Drinks [Member]
Product Information [Line Items]
Net revenues	$ 50,792	113,434	$ 118,574	201,926	$ 362,096	384,300
% change	(55.00%)		(41.00%)		6.00%
CBD Energy Waters [Member]
Product Information [Line Items]
Net revenues	$ 17,249	31,682	$ 41,588	51,762	$ 133,110	195,050
% change	(46.00%)		(20.00%)		(32.00%)
Lemonade Drinks [Member]
Product Information [Line Items]
Net revenues	$ 209,976	329,893	$ 354,238	535,733	$ 621,331
% change	(36.00%)		(34.00%)		100.00%
Apparel [Member]
Product Information [Line Items]
Net revenues	$ 47	1,027	$ 112	1,258	$ 1,626	$ 2,550
% change	(95.00%)		(91.00%)		(36.00%)
Amazon and Walmart Market Place [Member]
Product Information [Line Items]
Net revenues	$ 44,565	$ 39,256	$ 80,089	$ 77,759
% change	14.00%		3.00%